Schedule of Investments(a)
January 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–29.78%
Advertising–0.11%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$700,000	$532,962
Belo Corp., 7.25%, 09/15/2027	813,000	774,533
		1,307,495
Aerospace & Defense–0.31%
Boeing Co. (The),
2.75%, 02/01/2026	119,000	112,244
2.25%, 06/15/2026	134,000	122,989
General Dynamics Corp., 3.25%, 04/01/2025	201,000	196,096
Rolls-Royce PLC (United Kingdom),
3.63%, 10/14/2025(b)	870,000	811,275
5.75%, 10/15/2027(b)	984,000	958,229
TransDigm, Inc.,
8.00%, 12/15/2025(b)	316,000	322,519
6.25%, 03/15/2026(b)	1,160,000	1,160,902
		3,684,254
Agricultural & Farm Machinery–0.02%
Deere & Co., 2.75%, 04/15/2025	225,000	216,921
Airlines–0.33%
American Airlines Pass-Through Trust, Series 16-1, Class A, 4.10%, 01/15/2028	234,807	202,580
American Airlines, Inc., 11.75%, 07/15/2025(b)	802,000	893,552
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	939,000	921,591
Delta Air Lines, Inc., 7.38%, 01/15/2026	226,000	235,526
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	838,000	801,333
Southwest Airlines Co., 3.45%, 11/16/2027	125,000	117,705
United Airlines, Inc., 4.38%, 04/15/2026(b)	799,000	759,470
		3,931,757
Airport Services–0.02%
Promontoria Holding 264 B.V. (Netherlands), 7.88%, 03/01/2027(b)	263,000	249,164
Alternative Carriers–0.14%
Lumen Technologies, Inc.,
5.13%, 12/15/2026(b)(c)	471,000	403,459
4.50%, 01/15/2029(b)	305,000	205,500
Series P, 7.60%, 09/15/2039	1,045,000	706,362
Series U, 7.65%, 03/15/2042	590,000	392,946
		1,708,267
	Principal Amount	Value
Aluminum–0.11%
Arconic Corp., 6.00%, 05/15/2025(b)	$744,000	$738,477
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	400,000	338,762
Novelis Corp., 3.25%, 11/15/2026(b)	216,000	195,840
		1,273,079
Apparel Retail–0.08%
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	975,000	749,668
Ross Stores, Inc., 0.88%, 04/15/2026	264,000	235,097
		984,765
Apparel, Accessories & Luxury Goods–0.15%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	635,000	604,052
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	495,000	461,491
Under Armour, Inc., 3.25%, 06/15/2026	752,000	683,907
		1,749,450
Application Software–0.09%
Adobe, Inc., 3.25%, 02/01/2025	225,000	219,748
GoTo Group, Inc., 5.50%, 09/01/2027(b)	739,000	373,106
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	608,000	506,421
		1,099,275
Asset Management & Custody Banks–0.10%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	528,000	490,499
FS KKR Capital Corp., 4.63%, 07/15/2024	150,000	147,196
Golub Capital BDC, Inc., 3.38%, 04/15/2024	193,000	187,298
Legg Mason, Inc., 4.75%, 03/15/2026	59,000	59,397
Main Street Capital Corp., 5.20%, 05/01/2024	174,000	173,019
Owl Rock Capital Corp., 5.25%, 04/15/2024	138,000	137,046
		1,194,455
Auto Parts & Equipment–0.32%
American Honda Finance Corp., 2.35%, 01/08/2027	170,000	157,451
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	719,000	717,136
Dana, Inc., 4.50%, 02/15/2032	283,000	239,023
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	1,757,000	1,539,587

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Auto Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	$1,182,000	$1,141,422
		3,794,619
Automobile Manufacturers–0.44%
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025	607,000	563,604
4.69%, 06/09/2025	291,000	282,976
5.13%, 06/16/2025	682,000	671,016
4.13%, 08/04/2025	306,000	292,608
3.38%, 11/13/2025	811,000	756,525
4.39%, 01/08/2026	582,000	559,392
General Motors Co., 6.13%, 10/01/2025	135,000	138,511
General Motors Financial Co., Inc., 2.75%, 06/20/2025	200,000	188,807
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	167,000	165,145
Jaguar Land Rover Automotive PLC (United Kingdom),
7.75%, 10/15/2025(b)	434,000	428,108
4.50%, 10/01/2027(b)	412,000	343,099
5.88%, 01/15/2028(b)	585,000	498,214
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	239,000	183,196
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	100,000	95,888
1.15%, 08/13/2027	100,000	87,074
		5,254,163
Automotive Retail–0.15%
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	342,000	324,276
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	1,801,000	1,499,152
		1,823,428
Broadcasting–0.34%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	494,000	423,128
Discovery Communications LLC, 3.80%, 03/13/2024	225,000	221,210
Fox Corp., 4.03%, 01/25/2024	250,000	247,418
iHeartCommunications, Inc.,
6.38%, 05/01/2026	490,000	468,744
8.38%, 05/01/2027(c)	532,000	477,611
Liberty Interactive LLC, 8.25%, 02/01/2030	710,000	338,986
Paramount Global, 6.38%, 03/30/2062(c)(e)	1,182,000	1,032,755
Univision Communications, Inc., 5.13%, 02/15/2025(b)	444,000	433,097
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	411,000	395,053
		4,038,002
Building Products–0.33%
Builders FirstSource, Inc.,
4.25%, 02/01/2032(b)	591,000	509,337
6.38%, 06/15/2032(b)(c)	336,000	329,290
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	269,000	201,840
	Principal Amount	Value
Building Products–(continued)
Masonite International Corp.,
5.38%, 02/01/2028(b)	$543,000	$508,864
3.50%, 02/15/2030(b)	546,000	451,298
Standard Industries, Inc.,
5.00%, 02/15/2027(b)	630,000	597,834
4.75%, 01/15/2028(b)(c)	967,000	907,399
4.38%, 07/15/2030(b)	509,000	435,689
		3,941,551
Cable & Satellite–0.77%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029 (Acquired 09/03/2022; Cost $710,062)(b)(f)	802,000	674,691
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)(c)	969,000	953,273
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	100,000	99,539
CSC Holdings LLC,
5.25%, 06/01/2024(c)	440,000	431,200
7.50%, 04/01/2028(b)	411,000	301,316
6.50%, 02/01/2029(b)	1,286,000	1,114,113
5.75%, 01/15/2030(b)	452,000	285,336
4.50%, 11/15/2031(b)	371,000	273,724
5.00%, 11/15/2031(b)	320,000	192,386
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	1,863,000	1,690,263
DISH DBS Corp.,
7.75%, 07/01/2026	915,000	744,330
5.25%, 12/01/2026(b)	532,000	459,515
7.38%, 07/01/2028	814,000	585,901
5.13%, 06/01/2029	751,000	478,762
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	982,000	958,069
		9,242,418
Casinos & Gaming–0.71%
Caesars Entertainment, Inc.,
8.13%, 07/01/2027(b)	662,000	672,648
4.63%, 10/15/2029(b)	283,000	242,364
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	264,000	264,352
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027 (Acquired 11/30/2021; Cost $100,894)(b)(d)(f)	100,894	56,013
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(b)	325,000	291,031
International Game Technology PLC,
6.50%, 02/15/2025(b)	222,000	224,580
4.13%, 04/15/2026(b)	227,000	215,387
Las Vegas Sands Corp., 2.90%, 06/25/2025	233,000	218,265
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Melco Resorts Finance Ltd. (Hong Kong),
4.88%, 06/06/2025(b)	$616,000	$582,120
5.25%, 04/26/2026(b)	310,000	291,788
5.75%, 07/21/2028(b)	319,000	287,596
MGM China Holdings Ltd. (Macau),
5.25%, 06/18/2025(b)	683,000	649,553
4.75%, 02/01/2027(b)	646,000	581,574
MGM Resorts International, 6.75%, 05/01/2025(c)	613,000	618,216
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	447,000	321,901
Sabre GLBL, Inc.,
9.25%, 04/15/2025(b)	1,014,000	1,041,702
7.38%, 09/01/2025(b)	682,000	669,865
Studio City Finance Ltd. (Macau), 6.00%, 07/15/2025(b)	230,000	217,063
Wynn Macau Ltd. (Macau),
5.50%, 01/15/2026(b)	385,000	359,384
5.63%, 08/26/2028(b)	740,000	652,922
		8,458,324
Coal & Consumable Fuels–0.08%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	106,000	105,439
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	903,000	843,899
		949,338
Commodity Chemicals–0.08%
Methanex Corp. (Canada),
5.25%, 12/15/2029	508,000	467,736
5.65%, 12/01/2044(c)	597,000	493,643
		961,379
Communications Equipment–0.17%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	477,000	452,277
Hughes Satellite Systems Corp.,
5.25%, 08/01/2026(c)	944,000	915,604
6.63%, 08/01/2026	513,000	496,823
Viasat, Inc., 6.50%, 07/15/2028(b)	277,000	222,642
		2,087,346
Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	125,000	128,611
Construction & Engineering–0.02%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	36,000	35,142
Tutor Perini Corp., 6.88%, 05/01/2025(b)	264,000	235,550
		270,692
	Principal Amount	Value
Construction Machinery & Heavy Trucks–0.03%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	$130,000	$113,761
Wabtec Corp., 3.45%, 11/15/2026	235,000	222,256
		336,017
Construction Materials–0.07%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	427,000	402,021
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	492,000	473,995
		876,016
Consumer Electronics–0.01%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	75,000	70,494
Consumer Finance–0.44%
Ally Financial, Inc., 5.75%, 11/20/2025(c)	558,000	554,923
American Express Co., 3.30%, 05/03/2027	130,000	123,853
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	712,000	701,320
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	495,000	463,715
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	335,000	321,158
Navient Corp.,
5.88%, 10/25/2024	272,000	269,295
5.00%, 03/15/2027	300,000	274,181
4.88%, 03/15/2028	279,000	247,021
5.50%, 03/15/2029	416,000	368,628
5.63%, 08/01/2033	302,000	234,535
OneMain Finance Corp.,
6.88%, 03/15/2025(c)	686,000	684,769
7.13%, 03/15/2026(c)	952,000	947,145
Synchrony Financial, 3.95%, 12/01/2027	75,000	69,338
		5,259,881
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	74,231
Data Processing & Outsourced Services–0.02%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	97,720
Global Payments, Inc., 2.15%, 01/15/2027	110,000	99,020
Western Union Co. (The), 1.35%, 03/15/2026	75,000	66,760
		263,500
Department Stores–0.27%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)(c)	1,569,000	1,406,679
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Department Stores–(continued)
Nordstrom, Inc.,
4.00%, 03/15/2027(c)	$456,000	$394,414
6.95%, 03/15/2028	462,000	449,254
4.38%, 04/01/2030	692,000	556,136
4.25%, 08/01/2031(c)	578,000	434,847
		3,241,330
Distillers & Vintners–0.01%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	113,173
Distributors–0.02%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	250,000	207,606
Diversified Banks–0.71%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025(c)	200,000	188,667
4.25%, 04/11/2027	200,000	194,641
Bank of America Corp.,
4.45%, 03/03/2026	200,000	198,288
1.32%, 06/19/2026(e)	160,000	146,597
1.20%, 10/24/2026(e)	160,000	144,319
1.73%, 07/22/2027(e)	70,000	62,752
Series L, 4.18%, 11/25/2027	100,000	98,271
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	600,000	395,016
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	306,000	301,941
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025(c)	350,000	333,129
Citigroup, Inc.,
3.11%, 04/08/2026(e)	225,000	215,827
1.12%, 01/28/2027(e)	110,000	98,054
1.46%, 06/09/2027(e)	140,000	124,732
4.45%, 09/29/2027	75,000	73,636
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	427,000	413,814
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(e)	200,000	177,287
2.25%, 11/22/2027(e)	200,000	179,623
Intesa Sanpaolo S.p.A. (Italy),
5.71%, 01/15/2026(b)(c)	956,000	939,915
4.20%, 06/01/2032(b)(e)	940,000	748,815
JPMorgan Chase & Co.,
2.30%, 10/15/2025(e)	200,000	190,450
2.01%, 03/13/2026(e)	134,000	126,096
2.08%, 04/22/2026(e)	134,000	125,887
1.05%, 11/19/2026(e)	60,000	53,725
4.25%, 10/01/2027	75,000	74,314
Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	200,000	197,707
4.45%, 05/08/2025	275,000	271,379
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(e)	200,000	185,668
3.68%, 02/22/2027	125,000	121,212
3.29%, 07/25/2027	60,000	56,649
	Principal Amount	Value
Diversified Banks–(continued)
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	$400,000	$399,215
PNC Bank N.A., 4.20%, 11/01/2025	275,000	270,669
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	124,284
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	275,000	261,527
2.63%, 07/14/2026	150,000	139,337
U.S. Bancorp, 1.45%, 05/12/2025	125,000	117,008
Vnesheconombank Via VEB Finance PLC (Russia), 5.94%, 11/21/2023(b)(g)(h)	1,450,000	0
Wells Fargo & Co.,
2.19%, 04/30/2026(e)	150,000	141,159
4.30%, 07/22/2027	130,000	128,636
Westpac Banking Corp. (Australia), 3.30%, 02/26/2024(c)	470,000	463,200
		8,483,446
Diversified Capital Markets–0.03%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	185,000	180,807
3.70%, 05/30/2024	188,000	186,544
		367,351
Diversified Chemicals–0.10%
Chemours Co. (The), 4.63%, 11/15/2029(b)	974,000	815,145
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	476,000	343,622
		1,158,767
Diversified Metals & Mining–0.28%
Corp. Nacional del Cobre de Chile (Chile),
5.63%, 10/18/2043(b)	95,000	96,090
4.88%, 11/04/2044(b)	105,000	99,105
Corporacion Nacional del Cobre de Chile (Chile), 3.63%, 08/01/2027(b)	1,524,000	1,452,074
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	928,000	936,185
Perenti Finance Pty. Ltd. (Australia), 6.50%, 10/07/2025(b)(c)	740,000	729,233
		3,312,687
Diversified Real Estate Activities–0.06%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	321,000	288,963
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	376,000	370,219
		659,182
Diversified REITs–0.18%
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	100,000	96,624
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified REITs–(continued)
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	$253,000	$224,859
iStar, Inc., 4.25%, 08/01/2025(c)	519,000	515,774
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	630,000	613,604
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	691,000	682,826
		2,133,687
Diversified Support Services–0.14%
MPH Acquisition Holdings LLC,
5.50%, 09/01/2028(b)	606,000	503,883
5.75%, 11/01/2028(b)(c)	528,000	384,231
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	824,000	802,176
		1,690,290
Drug Retail–0.02%
Rite Aid Corp., 8.00%, 11/15/2026(b)	225,000	125,756
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	75,000	72,129
		197,885
Electric Utilities–0.38%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	127,000	124,304
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	706,000	689,282
Duke Energy Corp., 3.75%, 04/15/2024	200,000	197,399
Edison International, 5.75%, 06/15/2027	75,000	76,936
NRG Energy, Inc.,
5.25%, 06/15/2029(b)	540,000	488,017
3.63%, 02/15/2031(b)	1,103,000	875,286
3.88%, 02/15/2032(b)	854,000	666,007
Pacific Gas and Electric Co.,
3.75%, 02/15/2024	230,000	227,060
3.30%, 12/01/2027	100,000	91,450
PG&E Corp., 5.25%, 07/01/2030	523,000	481,819
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)(c)	689,000	666,254
		4,583,814
Electrical Components & Equipment–0.13%
Emerson Electric Co., 1.80%, 10/15/2027	80,000	71,435
EnerSys, 4.38%, 12/15/2027(b)	222,000	205,306
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	445,000	440,652
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	863,000	877,895
		1,595,288
Electronic Components–0.02%
Likewize Corp., 9.75%, 10/15/2025(b)	239,000	225,007
	Principal Amount	Value
Environmental & Facilities Services–0.11%
GFL Environmental, Inc. (Canada),
4.25%, 06/01/2025(b)	$493,000	$475,960
3.75%, 08/01/2025(b)	190,000	180,790
Harsco Corp., 5.75%, 07/31/2027(b)	763,000	646,681
		1,303,431
Financial Exchanges & Data–0.08%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	60,000	58,521
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	1,215,000	785,558
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	75,000	71,010
S&P Global, Inc., 2.45%, 03/01/2027(b)	65,000	60,486
		975,575
Food Distributors–0.10%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,087,000	839,697
US Foods, Inc., 6.25%, 04/15/2025(b)	307,000	307,944
		1,147,641
Food Retail–0.02%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	200,000	189,902
Footwear–0.03%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)(c)	401,000	405,487
Gas Utilities–0.10%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	184,000	178,702
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	615,000	591,243
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	458,000	381,857
ONE Gas, Inc., 1.10%, 03/11/2024	101,000	96,837
		1,248,639
Health Care Equipment–0.07%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	810,000	806,728
Health Care Facilities–0.25%
CommonSpirit Health, 1.55%, 10/01/2025	64,000	59,019
HCA, Inc., 5.00%, 03/15/2024	468,000	467,013
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	418,000	408,135
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	522,000	458,533
Tenet Healthcare Corp.,
4.63%, 07/15/2024	226,000	223,183
4.88%, 01/01/2026(c)	1,293,000	1,260,837
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Health Care Facilities–(continued)
Universal Health Services, Inc., 1.65%, 09/01/2026	$134,000	$118,126
		2,994,846
Health Care REITs–0.16%
Diversified Healthcare Trust, 9.75%, 06/15/2025	355,000	346,863
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	952,000	805,925
4.63%, 08/01/2029	847,000	659,601
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	120,000	119,345
		1,931,734
Health Care Services–0.36%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	600,000	580,007
5.63%, 03/15/2027(b)(c)	707,000	626,766
8.00%, 12/15/2027(b)(c)	329,000	310,640
6.88%, 04/15/2029(b)	650,000	412,132
6.13%, 04/01/2030(b)	530,000	319,340
5.25%, 05/15/2030(b)	1,122,000	906,789
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	453,000	399,638
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	397,000	324,547
Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	152,874
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	361,000	327,084
		4,359,817
Health Care Technology–0.06%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(b)	858,000	711,949
Home Furnishings–0.06%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	937,000	773,180
Home Improvement Retail–0.15%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	74,902
JELD-WEN, Inc.,
6.25%, 05/15/2025(b)	887,000	851,718
4.63%, 12/15/2025(b)	521,000	461,804
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	485,000	437,004
		1,825,428
Homebuilding–0.52%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	750,000	670,481
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	477,000	432,398
Lennar Corp., 4.75%, 11/29/2027	60,000	59,232
LGI Homes, Inc., 4.00%, 07/15/2029(b)	508,000	412,204
M/I Homes, Inc., 3.95%, 02/15/2030	1,010,000	850,743
	Principal Amount	Value
Homebuilding–(continued)
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	$276,000	$233,110
Meritage Homes Corp., 6.00%, 06/01/2025	246,000	247,577
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	486,000	423,056
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028(c)	1,038,000	926,233
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	100,000	97,112
TopBuild Corp., 4.13%, 02/15/2032(b)	1,060,000	900,481
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	977,000	920,236
		6,172,863
Hotel & Resort REITs–0.09%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	50,000	48,935
Service Properties Trust,
4.50%, 03/15/2025	106,000	96,066
5.25%, 02/15/2026	323,000	280,130
4.95%, 02/15/2027	277,000	226,986
4.95%, 10/01/2029	595,000	447,033
		1,099,150
Hotels, Resorts & Cruise Lines–0.47%
Carnival Corp.,
7.63%, 03/01/2026(b)(c)	587,000	534,924
5.75%, 03/01/2027(b)	1,706,000	1,418,385
6.00%, 05/01/2029(b)	745,000	589,485
10.50%, 06/01/2030(b)(c)	479,000	461,651
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	490,000	487,838
Royal Caribbean Cruises Ltd.,
11.50%, 06/01/2025(b)	368,000	395,606
11.63%, 08/15/2027(b)(c)	629,000	668,312
5.50%, 04/01/2028(b)(c)	631,000	543,493
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	96,000	97,163
Travel + Leisure Co., 6.60%, 10/01/2025	444,000	442,262
		5,639,119
Household Products–0.02%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	264,000	229,607
Housewares & Specialties–0.13%
Newell Brands, Inc.,
4.88%, 06/01/2025	490,000	479,649
4.45%, 04/01/2026	1,099,000	1,045,336
		1,524,985
Independent Power Producers & Energy Traders–0.06%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	1,044,000	746,849
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Industrial Conglomerates–0.14%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/2025	$667,000	$661,991
6.25%, 05/15/2026(c)	719,000	710,228
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	303,000	301,301
		1,673,520
Industrial Machinery–0.11%
Chart Industries, Inc., 9.50%, 01/01/2031(b)	772,000	806,640
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	457,000	408,416
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	80,000	77,074
		1,292,130
Insurance Brokers–0.01%
Willis North America, Inc., 4.65%, 06/15/2027	75,000	74,270
Integrated Oil & Gas–0.64%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	75,000	72,868
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	87,655
Exxon Mobil Corp., 3.29%, 03/19/2027	110,000	107,241
Occidental Petroleum Corp.,
5.88%, 09/01/2025(c)	556,000	563,445
5.50%, 12/01/2025	464,000	467,677
5.55%, 03/15/2026	299,000	302,358
Petroleos Mexicanos (Mexico),
6.63%, 06/15/2035(c)	2,455,000	1,930,378
7.69%, 01/23/2050	4,600,000	3,440,828
Qatar Energy (Qatar), 1.38%, 09/12/2026(b)	800,000	720,474
		7,692,924
Integrated Telecommunication Services–0.57%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	574,000	493,873
Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	157,242
5.50%, 10/15/2029(b)	200,000	158,391
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,400,000	1,340,472
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	292,000	238,606
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	266,000	218,809
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	889,000	842,985
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,127,000	825,291
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	548,000	466,548
7.72%, 06/04/2038	414,000	357,739
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	696,000	676,063
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	$1,228,000	$995,853
		6,771,872
Interactive Media & Services–0.01%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	133,000	133,691
Internet & Direct Marketing Retail–0.14%
Amazon.com, Inc., 3.30%, 04/13/2027(c)	250,000	241,897
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	289,000	231,512
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	311,000	155,998
QVC, Inc.,
4.75%, 02/15/2027	605,000	459,376
4.38%, 09/01/2028	506,000	327,123
5.45%, 08/15/2034	436,000	256,712
		1,672,618
Internet Services & Infrastructure–0.08%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(b)	329,000	297,990
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	278,000	213,704
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	261,000	241,965
VeriSign, Inc., 5.25%, 04/01/2025	150,000	150,492
		904,151
Investment Banking & Brokerage–0.13%
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	125,000	120,886
1.54%, 09/10/2027(e)	140,000	123,685
1.95%, 10/21/2027(e)	75,000	67,166
Morgan Stanley,
2.72%, 07/22/2025(e)	100,000	96,587
3.63%, 01/20/2027	130,000	126,083
1.59%, 05/04/2027(e)	110,000	98,827
1.51%, 07/20/2027(e)	110,000	98,191
NFP Corp., 6.88%, 08/15/2028(b)	763,000	660,686
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	177,925
		1,570,036
IT Consulting & Other Services–0.07%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	273,000	242,018
International Business Machines Corp.,
3.45%, 02/19/2026	150,000	145,941
3.30%, 05/15/2026	100,000	96,548
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	86,275
Unisys Corp., 6.88%, 11/01/2027(b)	280,000	212,495
		783,277
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Leisure Facilities–0.07%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)(c)	$450,000	$486,663
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	100,000	99,381
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	235,000	242,024
		828,068
Leisure Products–0.04%
Mattel, Inc., 3.38%, 04/01/2026(b)	513,000	479,032
Party City Holdings, Inc., 8.75%, 02/15/2026(b)	198,000	17,696
		496,728
Life & Health Insurance–0.01%
Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	155,494
Life Sciences Tools & Services–0.03%
IQVIA, Inc., 5.00%, 10/15/2026(b)	308,000	300,747
Marine–0.06%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)(c)	524,000	453,910
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	276,000	210,099
		664,009
Marine Ports & Services–0.08%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	810,000	919,816
Metal & Glass Containers–0.18%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.25%, 04/30/2025(b)	819,000	801,756
4.13%, 08/15/2026(b)	307,000	280,555
Ball Corp.,
5.25%, 07/01/2025	585,000	582,797
4.88%, 03/15/2026	198,000	195,278
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	350,000	310,040
		2,170,426
Mortgage REITs–0.07%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	420,000	349,497
Rithm Capital Corp., 6.25%, 10/15/2025(b)	522,000	486,799
		836,296
Movies & Entertainment–0.24%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	646,000	658,638
	Principal Amount	Value
Movies & Entertainment–(continued)
Netflix, Inc.,
5.88%, 02/15/2025	$496,000	$503,782
5.88%, 11/15/2028(c)	901,000	936,976
6.38%, 05/15/2029(c)	347,000	372,253
5.38%, 11/15/2029(b)(c)	393,000	399,115
		2,870,764
Multi-line Insurance–0.01%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	96,462
Multi-Utilities–0.12%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	1,037,000	877,540
DTE Energy Co., Series E, Investment Units, 5.25%, 12/01/2077	13,159	326,343
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	230,000	223,709
		1,427,592
Office REITs–0.08%
Office Properties Income Trust,
4.50%, 02/01/2025	678,000	631,075
2.65%, 06/15/2026	133,000	106,901
2.40%, 02/01/2027	358,000	275,394
		1,013,370
Office Services & Supplies–0.12%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	545,000	472,074
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)	578,000	485,485
7.25%, 03/15/2029(b)	540,000	425,990
		1,383,549
Oil & Gas Drilling–0.12%
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029(c)	531,000	496,622
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	142,000	126,686
7.50%, 07/15/2038(b)	366,000	339,075
6.88%, 04/15/2040(b)	620,000	526,285
		1,488,668
Oil & Gas Equipment & Services–0.17%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	75,000	71,153
Oceaneering International, Inc., 6.00%, 02/01/2028	259,000	248,004
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 04/01/2026	622,000	611,295
6.88%, 09/01/2027	257,000	249,643
Weatherford International Ltd., 8.63%, 04/30/2030(b)	818,000	826,728
		2,006,823
Oil & Gas Exploration & Production–0.87%
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	427,000	398,726
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	$738,000	$720,447
Devon Energy Corp., 5.25%, 10/15/2027	75,000	75,595
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	616,000	575,273
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 02/01/2029(b)	553,000	514,970
6.00%, 04/15/2030(b)	307,000	285,763
6.00%, 02/01/2031(b)	788,000	731,619
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	249,000	244,932
Moss Creek Resources Holdings, Inc.,
7.50%, 01/15/2026(b)	344,000	318,258
10.50%, 05/15/2027(b)	284,000	274,619
Murphy Oil Corp.,
5.75%, 08/15/2025	187,000	186,446
7.05%, 05/01/2029	473,000	484,780
6.13%, 12/01/2042	214,000	176,016
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	531,000	521,073
PDC Energy, Inc., 5.75%, 05/15/2026(c)	496,000	480,331
Range Resources Corp., 4.88%, 05/15/2025(c)	467,000	451,072
Sinopec Group Overseas Development 2018 Ltd. (China), 2.95%, 11/12/2029(b)	2,760,000	2,543,768
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	668,000	570,382
Talos Production, Inc., 12.00%, 01/15/2026	288,000	305,649
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	632,000	599,133
		10,458,852
Oil & Gas Refining & Marketing–0.26%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	158,000	152,641
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	454,000	380,729
HF Sinclair Corp., 5.88%, 04/01/2026	94,000	94,875
NuStar Logistics L.P.,
5.75%, 10/01/2025	358,000	354,658
6.00%, 06/01/2026	422,000	413,743
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	229,000	196,747
Petronas Capital Ltd. (Malaysia), 3.50%, 03/18/2025(b)	1,000,000	975,759
Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(b)	600,000	580,404
		3,149,556
	Principal Amount	Value
Oil & Gas Storage & Transportation–1.08%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	$1,587,000	$1,515,766
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	126,015
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	151,000	149,024
Energy Transfer L.P.,
3.90%, 05/15/2024	236,000	232,006
4.40%, 03/15/2027	60,000	58,598
5.50%, 06/01/2027	50,000	50,784
EQM Midstream Partners L.P.,
6.00%, 07/01/2025(b)	100,000	98,559
5.50%, 07/15/2028	381,000	351,918
7.50%, 06/01/2030(b)	224,000	224,008
6.50%, 07/15/2048	1,568,000	1,209,571
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	471,000	465,657
7.75%, 02/01/2028	350,000	338,866
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	243,000	240,890
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	313,000	291,797
ITT Holdings LLC, 6.50%, 08/01/2029(b)	497,000	432,504
New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	1,188,000	1,138,331
6.50%, 09/30/2026(b)	490,000	451,545
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,565,000	1,488,439
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	443,000	426,015
Southeast Supply Header LLC, 4.25%, 06/15/2024(b)	214,000	202,501
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	1,741,000	1,697,475
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/01/2025(b)	358,000	362,883
5.50%, 01/15/2028(b)	758,000	698,808
6.00%, 12/31/2030(b)	495,000	451,447
Western Midstream Operating L.P., 3.35%, 02/01/2025	243,000	232,343
		12,935,750
Other Diversified Financial Services–0.50%
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	439,000	394,539
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	635,000	541,337
Corebridge Financial, Inc., 3.65%, 04/05/2027(b)	130,000	124,327
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	$251,000	$209,885
Midcap Financial Issuer Trust,
6.50%, 05/01/2028(b)	306,000	269,653
5.63%, 01/15/2030(b)	285,000	230,511
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,299,000	1,186,961
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 04/16/2029(b)	1,200,000	982,358
4.63%, 04/06/2031(b)	500,000	386,929
United Wholesale Mortgage LLC,
5.50%, 11/15/2025(b)	677,000	634,233
5.75%, 06/15/2027(b)	350,000	314,705
5.50%, 04/15/2029(b)	410,000	353,153
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	407,000	359,564
		5,988,155
Packaged Foods & Meats–0.15%
Conagra Brands, Inc., 1.38%, 11/01/2027	100,000	85,657
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	1,265,000	1,189,429
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	500,000	409,413
Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	124,959
		1,809,458
Paper Packaging–0.09%
Berry Global, Inc., 1.57%, 01/15/2026	80,000	72,350
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026(c)	544,000	532,160
LABL, Inc.,
6.75%, 07/15/2026(b)	276,000	268,021
5.88%, 11/01/2028(b)	266,000	240,896
		1,113,427
Paper Products–0.13%
Domtar Corp., 6.75%, 10/01/2028(b)	999,000	919,560
Glatfelter Corp., 4.75%, 11/15/2029(b)	885,000	620,646
		1,540,206
Personal Products–0.03%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	381,000	357,908
Pharmaceuticals–0.37%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	669,000	667,331
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	1,514,000	1,289,512
4.88%, 06/01/2028(b)	805,000	518,533
	Principal Amount	Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	$275,000	$249,673
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	565,000	413,936
Merck & Co., Inc., 2.75%, 02/10/2025	183,000	177,339
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	705,000	682,613
Royalty Pharma PLC, 1.20%, 09/02/2025	200,000	181,501
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	127,830
Viatris, Inc., 2.30%, 06/22/2027	85,000	74,998
		4,383,266
Publishing–0.12%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	1,806,000	1,399,238
Railroads–0.13%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,400,363
Union Pacific Corp., 3.15%, 03/01/2024	200,000	196,671
		1,597,034
Real Estate Development–0.04%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	558,000	497,967
Real Estate Services–0.06%
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 01/15/2029(b)(c)	431,000	335,607
5.25%, 04/15/2030(b)	571,000	428,912
		764,519
Regional Banks–0.03%
Santander Holdings USA, Inc., 4.40%, 07/13/2027	75,000	73,008
Truist Financial Corp., 4.00%, 05/01/2025	275,000	270,914
		343,922
Reinsurance–0.15%
Enstar Finance LLC,
5.75%, 09/01/2040(e)	410,000	367,917
5.50%, 01/15/2042(e)	638,000	527,055
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(e)	992,000	855,378
		1,750,350
Renewable Electricity–0.05%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	700,000	630,990
Residential REITs–0.01%
Spirit Realty L.P., 4.45%, 09/15/2026	75,000	72,653
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Restaurants–0.03%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	$395,000	$395,583
Retail REITs–0.17%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 05/15/2026(b)(c)	1,000,000	952,685
4.50%, 04/01/2027(b)	517,000	454,632
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	594,000	452,050
Realty Income Corp., 4.88%, 06/01/2026	80,000	80,571
Simon Property Group L.P., 3.30%, 01/15/2026	64,000	61,542
		2,001,480
Security & Alarm Services–0.09%
CoreCivic, Inc.,
8.25%, 04/15/2026	651,000	666,428
4.75%, 10/15/2027	467,000	411,043
		1,077,471
Semiconductor Equipment–0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	200,000	190,413
Semiconductors–0.04%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)(c)	394,000	379,774
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	77,000	74,239
Micron Technology, Inc., 4.19%, 02/15/2027	75,000	73,157
		527,170
Sovereign Debt–10.11%
Abu Dhabi Government International Bond (United Arab Emirates), 2.70%, 09/02/2070(b)	3,400,000	2,180,250
Angolan Government International Bond (Angola), 9.13%, 11/26/2049(b)	1,140,000	1,002,374
Argentine Republic Government International Bond (Argentina), 0.50%, 07/09/2030(i)	3,000,000	1,077,092
Bahrain Government International Bond (Bahrain), 7.00%, 01/26/2026(b)	2,000,000	2,083,480
Brazilian Government International Bond (Brazil),
4.25%, 01/07/2025	1,600,000	1,582,758
4.63%, 01/13/2028	2,400,000	2,337,795
3.88%, 06/12/2030	1,540,000	1,366,382
CBB International Sukuk Programme Co. WLL (Bahrain), 4.50%, 03/30/2027(b)	2,000,000	1,977,608
Principal Amount		Value
Sovereign Debt–(continued)
Chile Government International Bond (Chile),
3.24%, 02/06/2028	$1,241,000	$1,179,198
2.45%, 01/31/2031	1,414,000	1,210,817
2.55%, 01/27/2032	770,000	653,103
4.34%, 03/07/2042	770,000	684,561
3.10%, 01/22/2061	1,800,000	1,191,456
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	2,250,000	2,043,186
7.38%, 09/18/2037	3,800,000	3,694,878
6.13%, 01/18/2041	1,950,000	1,608,909
Costa Rica Government International Bond (Costa Rica), 5.63%, 04/30/2043(b)	1,300,000	1,098,500
Dominican Republic International Bond (Dominican Republic),
5.50%, 01/27/2025(b)	300,000	299,646
5.95%, 01/25/2027(b)(c)	2,070,000	2,069,523
6.00%, 07/19/2028(b)	600,000	591,169
6.85%, 01/27/2045(b)(c)	802,000	734,487
5.88%, 01/30/2060(b)	800,000	618,498
Ecuador Government International Bond (Ecuador), 5.50%, 07/31/2030(b)(i)	3,135,000	2,096,446
Egypt Government International Bond (Egypt),
5.80%, 09/30/2027(b)	770,000	640,717
7.60%, 03/01/2029(b)	200,000	165,853
8.50%, 01/31/2047(b)	2,896,000	2,052,963
7.90%, 02/21/2048(b)	1,200,000	802,536
8.70%, 03/01/2049(b)	2,110,000	1,500,161
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	305,793
8.95%, 03/26/2051(b)	738,000	271,763
Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	320,239
Hungary Government International Bond (Hungary),
5.25%, 06/16/2029(b)	3,080,000	3,041,500
2.13%, 09/22/2031(b)	2,400,000	1,863,360
7.63%, 03/29/2041	700,000	792,609
Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	633,213
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,716,895
Jordan Government International Bond (Jordan), 6.13%, 01/29/2026(b)	1,000,000	999,999
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,666,624
5.13%, 07/21/2025(b)	2,000,000	2,086,960
4.88%, 10/14/2044(b)	1,000,000	912,500
KSA Sukuk Ltd. (Saudi Arabia), 4.30%, 01/19/2029(b)	2,000,000	2,005,392
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	$800,000	$788,000
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	242,688
Mexico Government International Bond (Mexico),
4.13%, 01/21/2026	2,310,000	2,287,751
4.50%, 04/22/2029	2,310,000	2,266,036
Nigeria Government International Bond (Nigeria), 8.75%, 01/21/2031(b)	2,550,000	2,085,744
Oman Government International Bond (Oman),
4.88%, 02/01/2025(b)	770,000	763,297
4.75%, 06/15/2026(b)	3,310,000	3,255,603
5.63%, 01/17/2028(b)	1,000,000	1,009,176
6.25%, 01/25/2031(b)	1,000,000	1,037,540
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	966,000	558,193
Panama Government International Bond (Panama),
7.13%, 01/29/2026	1,110,000	1,179,789
3.88%, 03/17/2028	1,000,000	958,055
6.70%, 01/26/2036	1,350,000	1,463,130
4.50%, 04/01/2056	2,320,000	1,773,886
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	1,000,000	998,993
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 4.15%, 03/29/2027(b)	294,000	291,966
Peruvian Government International Bond (Peru),
2.39%, 01/23/2026	770,000	717,617
4.13%, 08/25/2027	1,226,000	1,194,793
2.84%, 06/20/2030	500,000	432,219
3.60%, 01/15/2072	650,000	440,252
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	99,550
10.63%, 03/16/2025	2,144,000	2,414,932
3.00%, 02/01/2028	1,000,000	938,111
6.38%, 01/15/2032	2,000,000	2,250,427
Qatar Government International Bond (Qatar),
4.50%, 04/23/2028(b)	1,310,000	1,337,399
4.00%, 03/14/2029(b)	3,080,000	3,075,044
Republic of Azerbaijan International Bond (Azerbaijan), 3.50%, 09/01/2032(b)	1,540,000	1,340,666
Republic of Kenya Government International Bond (Kenya), 6.88%, 06/24/2024(b)	2,200,000	2,076,998
Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	599,000	597,928
3.25%, 04/06/2026	2,310,000	2,232,310
	Principal Amount	Value
Sovereign Debt–(continued)
Republic of South Africa Government International Bond (South Africa),
5.88%, 09/16/2025	$1,100,000	$1,109,172
4.85%, 09/30/2029	1,000,000	914,093
5.75%, 09/30/2049	3,053,000	2,337,163
7.30%, 04/20/2052	400,000	361,704
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	33,000	32,876
6.00%, 05/25/2034(b)	1,540,000	1,514,177
5.13%, 06/15/2048(b)	2,344,000	1,958,196
4.00%, 02/14/2051(b)	1,750,000	1,230,812
Saudi Government International Bond (Saudi Arabia),
4.00%, 04/17/2025(b)	770,000	765,765
3.25%, 10/26/2026(b)	500,000	481,860
4.38%, 04/16/2029(b)	1,038,000	1,040,566
5.00%, 04/17/2049(b)	1,548,000	1,484,448
3.45%, 02/02/2061(b)	1,400,000	1,016,026
Sharjah Sukuk Program Ltd. (United Arab Emirates),
3.85%, 04/03/2026(b)	600,000	577,909
4.23%, 03/14/2028(b)	1,019,000	979,399
Turkey Government International Bond (Turkey),
7.63%, 04/26/2029	2,430,000	2,280,895
11.88%, 01/15/2030	1,920,000	2,263,870
6.88%, 03/17/2036	1,218,000	1,007,727
7.25%, 03/05/2038	1,170,000	1,037,943
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2025(b)(g)	650,000	151,824
7.75%, 09/01/2026(b)(g)	650,000	148,408
7.75%, 09/01/2028(b)(g)	4,450,000	997,530
7.75%, 09/01/2029(b)(g)	1,090,000	245,322
9.75%, 11/01/2030(b)(g)	900,000	198,975
Uruguay Government International Bond (Uruguay), 4.50%, 08/14/2024	1,477,281	1,480,849
		120,886,795
Specialized Finance–0.01%
Blackstone Private Credit Fund, 3.25%, 03/15/2027	75,000	65,653
Specialized REITs–0.05%
American Tower Corp.,
1.30%, 09/15/2025	134,000	121,974
3.65%, 03/15/2027	105,000	99,808
3.55%, 07/15/2027	105,000	99,238
EPR Properties, 4.75%, 12/15/2026	75,000	70,107
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	262,000	224,854
		615,981
Specialty Chemicals–0.24%
Avient Corp., 5.75%, 05/15/2025(b)	377,000	373,537
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	60,361
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	871,000	815,482
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Specialty Chemicals–(continued)
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)(c)	$832,000	$763,635
WR Grace Holdings LLC, 4.88%, 06/15/2027(b)(c)	875,000	812,919
		2,825,934
Specialty Stores–0.16%
Bath & Body Works, Inc., 6.75%, 07/01/2036	175,000	158,498
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)(c)	377,000	344,490
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	427,000	356,626
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025(c)	363,000	358,033
Staples, Inc., 7.50%, 04/15/2026(b)	786,000	699,489
		1,917,136
Steel–0.01%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	134,000	132,665
Systems Software–0.11%
Gen Digital, Inc., 5.00%, 04/15/2025(b)	400,000	392,470
McAfee Corp., 7.38%, 02/15/2030(b)	740,000	615,715
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	502,000	331,824
		1,340,009
Technology Distributors–0.03%
Avnet, Inc., 4.63%, 04/15/2026	75,000	73,464
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	260,000	262,730
		336,194
Technology Hardware, Storage & Peripherals–0.29%
Apple, Inc.,
3.25%, 02/23/2026	150,000	145,888
3.20%, 05/11/2027	135,000	130,346
HP, Inc., 1.45%, 06/17/2026	150,000	133,906
Seagate HDD Cayman,
4.75%, 01/01/2025	249,000	243,719
4.13%, 01/15/2031	248,000	208,608
9.63%, 12/01/2032(b)	834,760	946,342
Xerox Corp., 6.75%, 12/15/2039	513,000	400,921
Xerox Holdings Corp.,
5.00%, 08/15/2025(b)(c)	476,000	443,371
5.50%, 08/15/2028(b)(c)	930,000	789,877
		3,442,978
Thrifts & Mortgage Finance–0.14%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	729,000	718,907
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	431,000	436,355
	Principal Amount	Value
Thrifts & Mortgage Finance–(continued)
PennyMac Financial Services, Inc.,
5.38%, 10/15/2025(b)	$362,000	$337,228
5.75%, 09/15/2031(b)	280,000	235,734
		1,728,224
Tires & Rubber–0.05%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	512,000	464,000
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	100,000	103,344
		567,344
Tobacco–0.04%
Altria Group, Inc., 4.40%, 02/14/2026	134,000	133,496
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	126,295
Vector Group Ltd., 5.75%, 02/01/2029(b)	317,000	276,903
		536,694
Trading Companies & Distributors–0.04%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	540,000	523,395
Trucking–0.01%
Ryder System, Inc., 3.65%, 03/18/2024	150,000	147,403
Wireless Telecommunication Services–0.12%
Sprint LLC,
7.63%, 02/15/2025(c)	453,000	470,803
7.63%, 03/01/2026	940,000	995,405
		1,466,208
Total U.S. Dollar Denominated Bonds & Notes (Cost $393,025,579)		356,030,617
Equity Linked Notes–26.18%
Diversified Banks–22.57%
Bank of Montreal (Consumer Discretionary Select Sector SPDR Fund) (Canada),
18.40%, 02/03/2023(b)	9,793,000	10,498,280
15.60%, 03/10/2023(b)	8,986,000	8,986,000
Bank of Montreal (Financial Select Sector SPDR Fund) (Canada), 13.30%, 02/21/2023(b)	10,286,000	10,451,842
Bank of Montreal (iShares Dow Jones US Real Esta) (Canada), 12.96%, 03/03/2023(b)	7,276,000	7,393,331
Bank of Montreal (Materials Select Sector SPDR Fund) (Canada), 13.90%, 02/24/2023(b)	7,393,000	7,531,702
Barclays Bank PLC (Industrial Select Sector SPDR Fund) (United Kingdom), 15.05%, 02/23/2023(b)	11,589,000	11,502,351
BNP Paribas Issuance B.V. (Consumer Discretionary Select Sector SPDR Fund) (France), 19.83%, 02/17/2023(b)	9,029,000	9,445,637
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
BNP Paribas Issuance B.V. (Financial Select Sector SPDR Fund) (France),
12.82%, 02/07/2023(b)	$10,603,000	$11,233,741
15.40%, 03/07/2023(b)	10,510,000	10,464,167
Canadian Imperial Bank of Commerce (Communication Services Select Sector SPDR Fund) (Canada), 17.55%, 02/14/2023(b)	9,835,000	10,361,110
Canadian Imperial Bank of Commerce (Consumer Staples Select Sector SPDR Fund) (Canada), 12.09%, 02/28/2023(b)	9,589,000	9,663,403
Canadian Imperial Bank of Commerce (Health Care Select Sector SPDR Fund) (Canada), 13.50%, 02/08/2023(b)	13,488,000	13,207,661
Canadian Imperial Bank of Commerce (Utilities Select Sector SPDR Fund) (Canada), 15.25%, 02/24/2023(b)	8,452,000	8,387,499
Citigroup Global Markets Holdings, Inc. (Consumer Discretionary Select Sector SPDR Fund), 14.18%, 03/01/2023(b)	9,033,000	9,287,570
Citigroup Global Markets Holdings, Inc. (Technology Select Sector SPDR Fund),
19.67%, 02/02/2023(b)	14,588,000	15,231,754
15.27%, 03/09/2023(b)	14,002,000	14,060,238
J.P. Morgan Structured Products B.V. (Health Care Select Sector SPDR Fund), 17.00%, 02/01/2023(b)	13,954,000	13,530,182
J.P. Morgan Structured Products B.V. (Technology Select Sector SPDR Fund),
17.58%, 02/09/2023(b)	14,096,000	15,018,952
19.15%, 02/16/2023(b)	13,656,000	14,336,274
Royal Bank of Canada (Communication Services Select Sector SPDR Fund) (Canada), 13.32%, 03/02/2023(b)	10,127,000	10,106,640
Royal Bank of Canada (Health Care Select Sector SPDR Fund) (Canada), 13.16%, 02/22/2023(b)	13,852,000	13,563,078
Societe Generale S.A. (Energy Select Sector SPDR Fund) (France), 17.70%, 03/03/2023(b)	14,300,000	14,126,235
Societe Generale S.A. (Industrial Select Sector SPDR Fund) (France), 14.00%, 02/15/2023(b)	11,667,000	11,769,019
UBS AG (Consumer Staples Select Sector SPDR Fund) (Switzerland), 14.30%, 02/10/2023(b)	9,791,000	9,686,513
		269,843,179
	Principal Amount	Value
Investment Banking & Brokerage–3.61%
Goldman Sachs International (Health Care Select Sector SPDR Fund), 10.98%, 03/08/2023(b)	$14,168,000	$14,052,969
Goldman Sachs International (Technology Select Sector SPDR Fund),
19.16%, 02/13/2023(b)	13,737,000	14,648,638
16.52%, 02/27/2023(b)	13,907,000	14,423,733
		43,125,340
Total Equity Linked Notes (Cost $307,707,000)		312,968,519
U.S. Treasury Securities–22.20%
U.S. Treasury Bills–0.11%
3.70% - 4.26%, 03/09/2023(j)(k)	366,000	364,658
4.48% - 4.63%, 05/11/2023(j)(k)	887,000	875,908
		1,240,566
U.S. Treasury Bonds–19.79%
1.88%, 11/15/2051	344,500,000	236,547,693
U.S. Treasury Notes–2.30%
0.75%, 12/31/2023	6,000,000	5,786,039
1.13%, 01/15/2025	15,250,000	14,373,125
1.25%, 12/31/2026	8,100,000	7,376,695
		27,535,859
Total U.S. Treasury Securities (Cost $323,674,935)		265,324,118
	Shares
Preferred Stocks–7.95%
Alternative Carriers–0.09%
Qwest Corp., 6.50%, Pfd.	31,710	653,226
Qwest Corp., 6.75%, Pfd.	21,411	448,989
		1,102,215
Apparel, Accessories & Luxury Goods–0.01%
Fossil Group, Inc., 7.00%, Pfd.	4,921	84,838
Asset Management & Custody Banks–0.23%
Affiliated Managers Group, Inc., 5.88%, Pfd.	9,757	246,852
Affiliated Managers Group, Inc., 4.75%, Pfd.	8,916	178,320
Affiliated Managers Group, Inc., 4.20%, Pfd.	6,459	114,906
Apollo Asset Management, Inc., 6.38%, Series A, Pfd.	8,921	225,255
Apollo Asset Management, Inc., 6.38%, Series B, Pfd.	9,732	246,706
Northern Trust Corp., 4.70%, Series E, Pfd.	12,976	296,501
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	6,110	146,090
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	8,505	203,865
Prospect Capital Corp., 5.35%, Series A, Pfd.	4,866	83,306
State Street Corp., 5.35%, Series G, Pfd.(e)	16,219	424,127
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Asset Management & Custody Banks–(continued)
State Street Corp., 5.90%, Series D, Pfd.(c)(e)	24,331	$619,954
		2,785,882
Automobile Manufacturers–0.14%
Ford Motor Co., 6.20%, Pfd.	24,330	605,330
Ford Motor Co., 6.00%, Pfd.	25,952	642,572
Ford Motor Co., 6.50%, Pfd.	19,464	474,338
		1,722,240
Consumer Finance–0.28%
Capital One Financial Corp., 5.00%, Series I, Pfd.	48,397	1,059,410
Capital One Financial Corp., 4.80%, Series J, Pfd.	40,331	838,885
Capital One Financial Corp., 4.63%, Series K, Pfd.	4,731	97,884
Capital One Financial Corp., 4.38%, Series L, Pfd.	21,779	416,197
Capital One Financial Corp., 4.25%, Series N, Pfd.	13,713	258,490
Navient Corp., 6.00%, Pfd.	9,732	198,241
Synchrony Financial, 5.63%, Series A, Pfd.	24,330	481,977
		3,351,084
Department Stores–0.01%
Dillard’s Capital Trust I, 7.50%, Pfd.	6,488	165,574
Diversified Banks–1.75%
Bank of America Corp., 6.00%, Series GG, Pfd.	43,661	1,097,638
Bank of America Corp., 5.88%, Series HH, Pfd.	27,620	696,024
Bank of America Corp., 6.45%, Series K, Pfd.(e)	33,996	871,997
Bank of America Corp., 5.38%, Series KK, Pfd.	45,198	1,091,080
Bank of America Corp., 5.00%, Series LL, Pfd.	42,368	969,380
Bank of America Corp., 4.38%, Series NN, Pfd.	35,577	711,540
Bank of America Corp., 4.13%, Series PP, Pfd.	29,593	561,675
Bank of America Corp., 4.25%, Series QQ, Pfd.	42,045	813,571
Bank of America Corp., 4.75%, Series SS, Pfd.	22,639	492,398
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	55,106	1,376,548
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	60,172	1,533,784
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	29,114	640,508
JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	49,008	1,038,970
JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	59,198	1,272,165
JPMorgan Chase & Co., 4.20%, Series MM, Pfd.	65,158	1,296,644
U.S. Bancorp, 5.50%, Series K, Pfd.	18,653	465,019
U.S. Bancorp, 3.75%, Series L, Pfd.	16,219	298,105
U.S. Bancorp, 4.00%, Series M, Pfd.(c)	24,330	466,649
Shares		Value
Diversified Banks–(continued)
U.S. Bancorp, 4.50%, Series O, Pfd.	14,599	$314,462
Wells Fargo & Co., 5.63%, Series Y, Pfd.	22,383	552,860
Wells Fargo & Co., 6.63%, Series R, Pfd.(e)	27,249	690,762
Wells Fargo & Co., 4.75%, Series Z, Pfd.	65,286	1,386,022
Wells Fargo & Co., 4.70%, Series AA, Pfd.	37,956	819,091
Wells Fargo & Co., 4.38%, Series CC, Pfd.	34,061	683,945
Wells Fargo & Co., 4.25%, Series DD, Pfd.	40,551	791,150
		20,931,987
Diversified Chemicals–0.01%
EIDP, Inc., 4.50%, Series B, Pfd.(c)	1,357	131,357
Diversified REITs–0.03%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	5,594	133,697
Global Net Lease, Inc., 6.88%, Series B, Pfd.(c)	3,725	87,798
iStar, Inc., 8.00%, Series D, Pfd.	3,244	81,489
iStar, Inc., 7.50%, Series I, Pfd.	4,055	101,781
		404,765
Electric Utilities–0.51%
BIP Bermuda Holdings I Ltd., 5.13%, Pfd.	9,212	189,214
Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	7,918	159,469
Duke Energy Corp., 5.63%, Pfd.	16,219	408,719
Duke Energy Corp., 5.75%, Series A, Pfd.	32,441	836,329
Entergy Arkansas LLC, 4.88%, Pfd.	13,099	307,434
Entergy Louisiana LLC, 4.88%, Pfd.	8,627	202,734
Entergy Mississippi LLC, 4.90%, Pfd.	8,307	196,294
Entergy New Orleans LLC, 5.50%, Pfd.	3,997	97,287
Georgia Power Co., 5.00%, Series 2017-A, Pfd.	8,386	208,392
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	8,110	194,883
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	22,302	574,500
Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	3,416	73,854
SCE Trust II, 5.10%, Pfd.	6,349	133,202
SCE Trust III, 5.75%, Series H, Pfd.(e)	8,990	200,927
SCE Trust IV, 5.38%, Series J, Pfd.(e)	10,543	211,914
SCE Trust V, 5.45%, Series K, Pfd.(e)	9,807	218,010
SCE Trust VI, 5.00%, Pfd.	16,080	334,142
Southern Co. (The), 5.25%, Pfd.	14,494	356,697
Southern Co. (The), 4.95%, Series 2020, Pfd.	32,642	736,404
Southern Co. (The), 4.20%, Series C, Pfd.	24,711	491,996
		6,132,401
Gas Utilities–0.03%
South Jersey Industries, Inc., 5.63%, Pfd.	6,488	102,446
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Gas Utilities–(continued)
Spire, Inc., 5.90%, Series A, Pfd.	8,110	$200,722
		303,168
Health Care REITs–0.02%
Diversified Healthcare Trust, 5.63%, Pfd.	11,354	149,305
Diversified Healthcare Trust, 6.25%, Pfd.	8,110	115,892
		265,197
Integrated Telecommunication Services–0.32%
AT&T, Inc., 5.35%, Pfd.	42,902	1,030,077
AT&T, Inc., 5.63%, Pfd.(c)	26,763	670,681
AT&T, Inc., 5.00%, Series A, Pfd.	38,929	863,056
AT&T, Inc., 4.75%, Series C, Pfd.	56,769	1,191,013
		3,754,827
Internet & Direct Marketing Retail–0.07%
Qurate Retail, Inc., 8.00%, Pfd.	10,040	472,884
QVC, Inc., 6.38%, Pfd.	8,303	123,382
QVC, Inc., 6.25%, Pfd.	15,858	240,249
		836,515
Investment Banking & Brokerage–0.59%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	7,155	131,366
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	12,891	245,445
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.(c)	24,330	611,899
Charles Schwab Corp. (The), 4.45%, Series J, Pfd.	19,465	422,585
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.(e)	22,708	587,683
Morgan Stanley, 5.85%, Series K, Pfd.(e)	32,440	815,866
Morgan Stanley, 6.88%, Series F, Pfd.(e)	27,573	695,391
Morgan Stanley, 6.38%, Series I, Pfd.(e)	32,440	829,166
Morgan Stanley, 4.88%, Series L, Pfd.	16,220	377,926
Morgan Stanley, 4.25%, Series O, Pfd.	42,172	840,910
Morgan Stanley, 6.50%, Series P, Pfd.	32,440	844,738
Stifel Financial Corp., 5.20%, Pfd.	7,316	173,609
Stifel Financial Corp., 6.25%, Series B, Pfd.	5,120	129,075
Stifel Financial Corp., 6.13%, Series C, Pfd.	7,337	183,058
Stifel Financial Corp., 4.50%, Series D, Pfd.	9,756	187,608
		7,076,325
Leisure Products–0.04%
Brunswick Corp., 6.50%, Pfd.	6,001	152,545
Brunswick Corp., 6.63%, Pfd.	4,073	103,821
Brunswick Corp., 6.38%, Pfd.	7,461	188,167
		444,533
Life & Health Insurance–0.72%
AEGON Funding Co. LLC, 5.10%, Pfd.	30,007	679,659
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(e)	12,976	311,683
Shares		Value
Life & Health Insurance–(continued)
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	9,732	$250,210
Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	27,979	712,625
Athene Holding Ltd., 5.63%, Series B, Pfd.	11,192	262,788
Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	19,464	497,305
Athene Holding Ltd., 4.88%, Series D, Pfd.	18,653	373,246
Athene Holding Ltd., 7.75%, Series E, Pfd.(c)(e)	16,250	428,837
Brighthouse Financial, Inc., 6.25%, Pfd.	12,165	301,084
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	13,787	358,600
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	13,057	345,488
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	18,653	378,656
Brighthouse Financial, Inc., 4.63%, Series D, Pfd.	11,353	208,555
CNO Financial Group, Inc., 5.13%, Pfd.	4,866	88,464
Globe Life, Inc., 4.25%, Pfd.	10,543	210,333
Lincoln National Corp., 9.00%, Series D, Pfd.(c)	16,250	467,187
MetLife, Inc., 5.63%, Series E, Pfd.	26,113	654,392
MetLife, Inc., 4.75%, Series F, Pfd.	32,441	745,170
Prudential Financial, Inc., 5.63%, Pfd.(c)	18,329	458,958
Prudential Financial, Inc., 4.13%, Pfd.	16,220	333,889
Prudential Financial, Inc., 5.95%, Pfd.	9,732	248,166
Unum Group, 6.25%, Pfd.	9,732	244,565
		8,559,860
Multi-line Insurance–0.07%
American International Group, Inc., 5.85%, Series A, Pfd.	16,220	411,339
Assurant, Inc., 5.25%, Pfd.	8,110	185,881
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	11,192	288,194
		885,414
Multi-Utilities–0.25%
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(e)	11,354	263,413
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	7,074	142,541
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	6,446	126,019
CMS Energy Corp., 5.63%, Pfd.	6,488	160,254
CMS Energy Corp., 5.88%, Pfd.(l)	9,083	225,985
CMS Energy Corp., 5.88%, Pfd.(l)	20,437	513,990
CMS Energy Corp., 4.20%, Series C, Pfd.	7,461	148,250
DTE Energy Co., 4.38%, Series G, Pfd.	6,654	141,863
DTE Energy Co., 4.38%, Pfd.	9,698	198,712
NiSource, Inc., 6.50%, Series B, Pfd.(e)	16,220	414,097
Sempra Energy, 5.75%, Pfd.	24,573	606,462
		2,941,586
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Office REITs–0.10%
Hudson Pacific Properties, Inc., 4.75%, Series C, Pfd.	13,787	$205,978
Office Properties Income Trust, 6.38%, Pfd.	5,255	108,463
SL Green Realty Corp., 6.50%, Series I, Pfd.	7,461	169,514
Vornado Realty Trust, 5.40%, Series L, Pfd.	9,835	187,652
Vornado Realty Trust, 5.25%, Series M, Pfd.	10,474	197,330
Vornado Realty Trust, 5.25%, Series N, Pfd.	9,616	174,723
Vornado Realty Trust, 4.45%, Series O, Pfd.	9,616	155,875
		1,199,535
Office Services & Supplies–0.02%
Pitney Bowes, Inc., 6.70%, Pfd.	13,787	270,639
Oil & Gas Storage & Transportation–0.05%
Energy Transfer L.P., 7.60%, Series E, Pfd.(e)	25,952	622,848
Other Diversified Financial Services–0.17%
Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	11,207	199,148
Brookfield BRP Holdings Canada, Inc., 4.88%, Pfd.	8,309	152,387
Carlyle Finance LLC, 4.63%, Pfd.	16,220	312,722
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	25,953	587,057
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	9,731	191,506
KKR Group Finance Co. IX LLC, 4.63%, Pfd.	16,220	320,670
Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	9,732	245,246
		2,008,736
Property & Casualty Insurance–0.40%
Allstate Corp. (The), 5.63%, Series G, Pfd.	18,653	458,864
Allstate Corp. (The), 5.10%, Series H, Pfd.	37,307	896,114
Allstate Corp. (The), 4.75%, Series I, Pfd.	9,731	223,618
American Financial Group, Inc., 5.88%, Pfd.	4,469	113,557
American Financial Group, Inc., 5.13%, Pfd.	6,258	145,811
American Financial Group, Inc., 5.63%, Pfd.	4,756	115,951
American Financial Group, Inc., 4.50%, Pfd.	6,362	128,194
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	10,706	258,122
Arch Capital Group Ltd., 4.55%, Series G, Pfd.	16,219	324,218
Argo Group International Holdings Ltd., 7.00%, Pfd.(e)	4,872	112,348
Argo Group U.S., Inc., 6.50%, Pfd.	4,657	102,920
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	8,110	179,393
Shares		Value
Property & Casualty Insurance–(continued)
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	8,110	$178,907
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	17,842	413,756
Kemper Corp., 5.88%, Pfd.(e)	4,866	111,334
PartnerRe Ltd., 4.88%, Series J, Pfd.	6,488	142,866
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	6,488	120,872
W.R. Berkley Corp., 5.70%, Pfd.	5,613	138,473
W.R. Berkley Corp., 5.10%, Pfd.	9,839	224,821
W.R. Berkley Corp., 4.25%, Pfd.	8,534	169,997
W.R. Berkley Corp., 4.13%, Pfd.	9,654	183,523
		4,743,659
Real Estate Operating Companies–0.07%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	6,285	126,831
Brookfield Property Partners L.P., 6.38%, Series A-2, Pfd.	7,822	155,423
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	9,294	169,523
Brookfield Property Preferred L.P., 6.25%, Pfd.	21,568	410,439
		862,216
Regional Banks–1.08%
Associated Banc-Corp, 5.88%, Series E, Pfd.	3,244	80,549
Associated Banc-Corp, 5.63%, Series F, Pfd.	3,244	79,673
Bank of Hawaii Corp., 4.38%, Series A, Pfd.	5,839	110,649
Bank OZK, 4.63%, Series A, Pfd.	11,354	212,888
Cadence Bank, 5.50%, Series A, Pfd.	5,596	126,805
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.(e)	9,732	247,874
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	14,598	323,346
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	4,866	97,515
F.N.B. Corp., 7.25%, Pfd.(e)	3,597	93,306
Fifth Third Bancorp, 6.63%, Series I, Pfd.(c)(e)	14,598	364,512
Fifth Third Bancorp, 6.00%, Series A, Pfd.	6,488	162,135
Fifth Third Bancorp, 4.95%, Series K, Pfd.	8,110	192,126
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	11,191	245,083
First Citizens BancShares, Inc., 5.63%, Series C, Pfd.	6,488	138,713
First Horizon Corp., 6.50%, Pfd.	4,808	122,604
First Horizon Corp., 6.10%, Series D, Pfd.(e)	3,303	81,419
First Horizon Corp., 4.70%, Series F, Pfd.	4,866	103,938
First Republic Bank, 5.13%, Series H, Pfd.	6,845	153,944
First Republic Bank, 5.50%, Series I, Pfd.	9,696	237,358
First Republic Bank, 4.70%, Series J, Pfd.	12,769	270,447
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
First Republic Bank, 4.13%, Series K, Pfd.	16,161	$304,473
First Republic Bank, 4.25%, Series L, Pfd.	24,161	457,851
First Republic Bank, 4.00%, Series M, Pfd.	24,241	443,126
First Republic Bank, 4.50%, Series N, Pfd.	23,919	474,792
Fulton Financial Corp., 5.13%, Series A, Pfd.	6,488	137,221
Hancock Whitney Corp., 6.25%, Pfd.	5,596	141,327
Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	16,563	339,210
Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	5,397	129,528
KeyCorp, 6.13%, Series E, Pfd.(e)	16,220	422,207
KeyCorp, 5.65%, Series F, Pfd.	13,787	341,366
KeyCorp, 5.63%, Series G, Pfd.	14,598	364,658
KeyCorp, 6.20%, Pfd.(e)	19,464	498,862
M&T Bank Corp., 5.63%, Series H, Pfd.(e)	8,110	211,022
Old National Bancorp, 7.00%, Series C, Pfd.	3,964	102,192
Old National Bancorp, 7.00%, Series A, Pfd.	3,513	90,741
PacWest Bancorp, 7.75%, Series A, Pfd.(e)	16,650	430,902
Popular Capital Trust II, 6.13%, Pfd.	3,536	89,461
Regions Financial Corp., 6.38%, Series B, Pfd.(e)	16,219	422,829
Regions Financial Corp., 5.70%, Series C, Pfd.(e)	16,219	403,367
Regions Financial Corp., 4.45%, Series E, Pfd.	12,978	260,468
Signature Bank, 5.00%, Series A, Pfd.	23,681	448,992
Silvergate Capital Corp., 5.38%, Series A, Pfd.	6,488	65,918
SVB Financial Group, 5.25%, Series A, Pfd.	11,354	244,111
Synovus Financial Corp., 5.88%, Series E, Pfd.(e)	11,354	281,239
Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	9,732	220,916
Truist Financial Corp., 5.25%, Series O, Pfd.(c)	18,653	451,030
Truist Financial Corp., 4.75%, Series R, Pfd.(c)	30,007	666,155
Valley National Bancorp, 6.25%, Series A, Pfd.(e)	3,731	92,865
Washington Federal, Inc., 4.88%, Series A, Pfd.	9,732	197,462
Webster Financial Corp., 5.25%, Series F, Pfd.	4,866	110,604
Western Alliance Bancorporation, 4.25%, Series A, Pfd.(e)	9,732	208,946
Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	4,520	116,887
Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	8,888	231,532
		12,847,144
Shares		Value
Reinsurance–0.17%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	12,856	$308,930
Enstar Group Ltd., 7.00%, Series E, Pfd.	3,687	89,225
Reinsurance Group of America, Inc., 5.75%, Pfd.(c)(e)	12,947	338,435
Reinsurance Group of America, Inc., 7.13%, Pfd.(e)	22,735	605,660
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	8,111	195,962
RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	16,219	294,861
SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	6,488	159,151
		1,992,224
Renewable Electricity–0.01%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	5,956	125,016
Residential REITs–0.02%
American Homes 4 Rent, 5.88%, Series G, Pfd.	3,959	94,857
American Homes 4 Rent, 6.25%, Series H, Pfd.	3,519	88,679
		183,536
Retail REITs–0.07%
Agree Realty Corp., 4.25%, Series A, Pfd.	5,677	103,946
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	3,150	71,442
Kimco Realty Corp., 5.13%, Series L, Pfd.	7,245	169,606
Kimco Realty Corp., 5.25%, Series M, Pfd.	8,516	201,318
SITE Centers Corp., 6.38%, Series A, Pfd.	5,677	142,152
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	5,596	135,311
		823,775
Specialized REITs–0.30%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	6,614	157,612
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	6,728	170,891
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.(c)	11,157	262,301
EPR Properties, 5.75%, Series G, Pfd.	3,150	63,693
Public Storage, 5.15%, Series F, Pfd.(c)	9,157	221,416
Public Storage, 5.05%, Series G, Pfd.	9,811	234,875
Public Storage, 5.60%, Series H, Pfd.	9,320	237,567
Public Storage, 4.88%, Series I, Pfd.	10,343	234,579
Public Storage, 4.70%, Series J, Pfd.(c)	8,463	183,563
Public Storage, 4.75%, Series K, Pfd.	7,522	164,807
Public Storage, 4.63%, Series L, Pfd.	18,478	395,614
Public Storage, 4.13%, Series M, Pfd.	7,522	144,874
Public Storage, 3.88%, Series N, Pfd.	9,239	169,443
Public Storage, 3.90%, Series O, Pfd.	5,560	102,526
Public Storage, 4.00%, Series P, Pfd.	19,745	378,709
Public Storage, 3.95%, Series Q, Pfd.	4,701	86,828
Public Storage, 4.00%, Series R, Pfd.	14,226	268,160
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Shares		Value
Specialized REITs–(continued)
Public Storage, 4.10%, Series S, Pfd.		6,910	$131,497
			3,608,955
Thrifts & Mortgage Finance–0.07%
Merchants Bancorp, 6.00%, Series B, Pfd.(e)		4,477	107,448
Merchants Bancorp, 6.00%, Series C, Pfd.		6,818	165,814
Merchants Bancorp, 8.25%, Pfd.		3,952	106,467
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)		16,707	412,496
			792,225
Trading Companies & Distributors–0.12%
Air Lease Corp., 6.15%, Series A, Pfd.(e)		8,110	199,425
FTAI Aviation Ltd., 8.25%, Series A, Pfd.(e)		3,379	81,333
FTAI Aviation Ltd., 8.00%, Series B, Pfd.(e)		4,029	94,682
FTAI Aviation Ltd., 8.25%, Series C, Pfd.(e)		3,396	79,772
Triton International Ltd., 8.00%, Pfd.		4,663	118,067
Triton International Ltd., 7.38%, Pfd.		5,677	145,899
Triton International Ltd., 6.88%, Pfd.		4,866	125,397
Triton International Ltd., 5.75%, Series E, Pfd.(c)		5,677	127,732
WESCO International, Inc., 10.63%, Series A, Pfd.(e)		17,527	476,734
			1,449,041
Wireless Telecommunication Services–0.13%
Telephone and Data Systems, Inc., 6.63%, Series UU, Pfd.		13,624	263,624
Telephone and Data Systems, Inc., 6.00%, Series VV, Pfd.		22,386	387,726
United States Cellular Corp., 6.25%, Pfd.		16,219	320,812
United States Cellular Corp., 5.50%, Pfd.		16,219	300,862
United States Cellular Corp., 5.50%, Pfd.		16,219	303,458
			1,576,482
Total Preferred Stocks (Cost $99,028,573)			94,985,799
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.83%(m)
Aerospace & Defense–0.02%
Thales S.A. (France), 0.75%, 01/23/2025(b)	EUR	200,000	206,219
Agricultural Products–0.01%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	125,000	128,231
Apparel, Accessories & Luxury Goods–0.01%
PVH Corp., 3.13%, 12/15/2027(b)	EUR	100,000	104,231
Auto Parts & Equipment–0.01%
Magna International, Inc. (Canada), 1.50%, 09/25/2027	EUR	100,000	98,939
	Principal Amount		Value
Automobile Manufacturers–0.05%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(b)	EUR	150,000	$157,107
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(b)	EUR	45,000	47,133
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(b)	EUR	100,000	102,729
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(b)	EUR	90,000	84,135
2.25%, 10/01/2027(b)	EUR	49,000	50,017
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(b)	EUR	100,000	100,580
0.38%, 07/20/2026(b)	EUR	85,000	81,877
			623,578
Brewers–0.01%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(b)	EUR	175,000	190,160
Broadcasting–0.02%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(b)	EUR	125,000	124,614
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(b)	EUR	100,000	102,787
			227,401
Cable & Satellite–0.01%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(b)	EUR	120,000	122,548
Casinos & Gaming–0.02%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026 (Acquired 07/24/2020-09/30/2022; Cost $248,902)(b)(d)(f)	EUR	216,503	212,187
Construction & Engineering–0.01%
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(b)	EUR	100,000	108,727
Construction Machinery & Heavy Trucks–0.01%
Metso Outotec OYJ (Finland), 1.13%, 06/13/2024(b)	EUR	100,000	105,387
Construction Materials–0.00%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(b)	EUR	60,000	62,016
Consumer Finance–0.02%
Santander Consumer Finance S.A. (Spain), 1.00%, 02/27/2024(b)	EUR	200,000	212,013
Data Processing & Outsourced Services–0.01%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	97,325
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Diversified Banks–0.24%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(b)	EUR	200,000	$207,113
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(b)	EUR	100,000	104,996
0.50%, 02/04/2027(b)	EUR	100,000	95,652
Bankinter S.A. (Spain), 0.88%, 07/08/2026(b)	EUR	100,000	98,666
Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(b)	EUR	100,000	103,985
2.13%, 09/12/2026(b)	EUR	100,000	102,532
0.63%, 11/19/2027(b)	EUR	100,000	93,453
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(b)	EUR	200,000	198,966
BNP Paribas S.A. (France),
2.88%, 10/01/2026(b)	EUR	100,000	105,677
0.25%, 04/13/2027(b)(e)	EUR	100,000	96,310
BPCE S.A. (France),
0.88%, 01/31/2024(b)	EUR	100,000	106,124
0.63%, 09/26/2024(b)	EUR	200,000	207,483
Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(b)	EUR	100,000	105,814
Credit Agricole S.A. (France),
1.00%, 09/16/2024(b)	EUR	100,000	104,935
1.38%, 03/13/2025(b)	EUR	200,000	208,855
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(b)	EUR	100,000	102,766
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(b)	EUR	100,000	104,377
KBC Group N.V. (Belgium), 1.13%, 01/25/2024(b)	EUR	100,000	106,646
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(b)	EUR	100,000	99,873
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(b)	EUR	100,000	104,487
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(b)	EUR	200,000	192,060
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(b)(e)	EUR	100,000	98,019
Swedbank AB (Sweden), 0.30%, 05/20/2027(b)(e)	EUR	100,000	96,139
			2,844,928
Diversified Capital Markets–0.02%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(b)	EUR	100,000	105,181
0.75%, 02/17/2027(b)(e)	EUR	100,000	97,553
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(b)	EUR	100,000	95,551
			298,285
Diversified Chemicals–0.01%
BASF SE (Germany),
2.50%, 01/22/2024(b)	EUR	74,000	80,373
0.25%, 06/05/2027(b)	EUR	100,000	96,861
			177,234
	Principal Amount		Value
Diversified Support Services–0.01%
APRR S.A. (France), 1.50%, 01/15/2024(b)	EUR	100,000	$107,112
Electric Utilities–0.03%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(b)	EUR	100,000	99,428
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(b)	EUR	100,000	99,228
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(b)	EUR	140,000	131,394
			330,050
Food Retail–0.01%
ELO SACA (France), 2.88%, 01/29/2026(b)	EUR	100,000	102,994
Gas Utilities–0.02%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(b)	EUR	100,000	101,177
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(b)	EUR	100,000	101,111
			202,288
Health Care Equipment–0.01%
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	104,478
Health Care Services–0.00%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(b)	EUR	30,000	29,118
Health Care Supplies–0.01%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(b)	EUR	100,000	108,127
Household Appliances–0.01%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	96,476
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	88,092
Integrated Oil & Gas–0.02%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(b)	EUR	130,000	134,749
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(b)	EUR	160,000	164,457
			299,206
IT Consulting & Other Services–0.02%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	101,683
International Business Machines Corp., 1.25%, 01/29/2027	EUR	100,000	100,522
			202,205
Life & Health Insurance–0.02%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(b)	EUR	100,000	108,737
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Life & Health Insurance–(continued)
New York Life Global Funding, 0.25%, 01/23/2027(b)	EUR	100,000	$96,700
			205,437
Multi-line Insurance–0.01%
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), 1.75%, 09/16/2024(b)	EUR	100,000	105,593
Multi-Sector Holdings–0.02%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	98,948
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(b)	EUR	100,000	105,545
			204,493
Office REITs–0.02%
Globalworth Real Estate Investments Ltd. (Poland), 2.95%, 07/29/2026(b)	EUR	100,000	89,561
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(b)	EUR	200,000	203,251
			292,812
Other Diversified Financial Services–0.03%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(b)	EUR	100,000	98,985
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(b)	EUR	200,000	216,512
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(b)	EUR	100,000	105,345
			420,842
Pharmaceuticals–0.03%
Bayer AG (Germany), 0.38%, 07/06/2024(b)	EUR	200,000	208,199
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(b)	EUR	100,000	103,085
			311,284
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(b)	EUR	100,000	103,158
Real Estate Operating Companies–0.01%
Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(b)	EUR	100,000	84,939
Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	103,053
Restaurants–0.01%
Sodexo S.A. (France), 0.75%, 04/27/2025(b)	EUR	150,000	155,206
Specialized REITs–0.01%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	101,654
	Principal Amount		Value
Thrifts & Mortgage Finance–0.01%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(b)	EUR	200,000	$186,626
Tobacco–0.01%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(b)	EUR	100,000	107,121
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,758,545)			9,871,773

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		$49,522	40,976
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(n)		1,504	1,506
Total Asset-Backed Securities (Cost $46,467)			42,482
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Collateralized Mortgage Obligations–0.00%
Fannie Mae REMICs,
IO, 2.19% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(o)(p)		10	0
5.34% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(o)(p)		14	1
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,196)			1
	Shares
Money Market Funds–16.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(q)(r)		70,682,143	70,682,143
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(q)(r)		50,482,131	50,497,276
Invesco Treasury Portfolio, Institutional Class, 4.30%(q)(r)		80,779,593	80,779,593
Total Money Market Funds (Cost $201,951,013)			201,959,012
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.83% (Cost $1,333,193,308)			1,241,182,321
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.51%
Invesco Private Government Fund, 4.36%(q)(r)(s)		11,665,235	11,665,235
Invesco Private Prime Fund, 4.59%(q)(r)(s)		30,283,009	30,292,093
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,956,412)			41,957,328
TOTAL INVESTMENTS IN SECURITIES–107.34% (Cost $1,375,149,720)			1,283,139,649
OTHER ASSETS LESS LIABILITIES—(7.34)%			(87,738,267)
NET ASSETS–100.00%			$1,195,401,382
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Investment Abbreviations:
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SPDR	– Standard & Poor’s Depositary Receipt
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $542,279,310, which represented 45.36% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Restricted security. The aggregate value of these securities at January 31, 2023 was $942,891, which represented less than 1% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2023 was $1,742,059, which represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.
(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(q)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$71,909,306	$91,536,844	$(92,764,007)	$-	$-	$70,682,143	$660,473
Invesco Liquid Assets Portfolio, Institutional Class	51,368,964	65,383,460	(66,260,004)	2,926	1,930	50,497,276	492,009
Invesco Treasury Portfolio, Institutional Class	82,182,063	104,613,536	(106,016,006)	-	-	80,779,593	756,329
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,815,323	17,676,072	(17,826,160)	-	-	11,665,235	96,738*
Invesco Private Prime Fund	30,374,276	36,453,381	(36,542,318)	1,019	5,735	30,292,093	270,283*
Total	$247,649,932	$315,663,293	$(319,408,495)	$3,945	$7,665	$243,916,340	$2,275,832

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX 50 Index	235	March-2023	$10,656,084	$573,182	$573,182
FTSE 100 Index	380	March-2023	36,305,076	1,163,148	1,163,148
Tokyo Stock Price Index	36	March-2023	5,463,681	87,310	87,310
Subtotal				1,823,640	1,823,640
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	4	March-2023	$436,969	$(875)	$(875)
U.S. Treasury 10 Year Notes	124	March-2023	14,199,937	186,508	186,508
U.S. Treasury 10 Year Ultra Notes	113	March-2023	13,695,953	228,805	228,805
U.S. Treasury Ultra Bonds	36	March-2023	5,103,000	134,250	134,250
Subtotal				548,688	548,688
Subtotal—Long Futures Contracts				2,372,328	2,372,328
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	83	March-2023	(8,048,510)	(747,224)	(747,224)
E-Mini S&P 500 Index	41	March-2023	(8,384,500)	(527,214)	(527,214)
Subtotal				(1,274,438)	(1,274,438)
Interest Rate Risk
Euro-Bobl	34	March-2023	(4,335,773)	73,926	73,926
Euro-Bund	304	March-2023	(45,218,148)	568,928	568,928
Euro-Schatz	30	March-2023	(3,448,821)	16,193	16,193
Long Gilt	873	March-2023	(112,481,775)	(664,930)	(664,930)
U.S. Treasury 2 Year Notes	50	March-2023	(10,282,422)	(2,180)	(2,180)
U.S. Treasury Long Bonds	268	March-2023	(34,806,500)	(822,452)	(822,452)
Subtotal				(830,515)	(830,515)
Subtotal—Short Futures Contracts				(2,104,953)	(2,104,953)
Total Futures Contracts				$267,375	$267,375

(a)	Futures contracts collateralized by $14,397,320 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2023	Bank of America, N.A.	USD	159,527	EUR	150,000	$3,710
02/17/2023	Barclays Bank PLC	USD	194,921	EUR	183,000	4,227
02/17/2023	Canadian Imperial Bank of Commerce	USD	16,288	EUR	15,000	35
Subtotal—Appreciation						7,972
Currency Risk
02/17/2023	Bank of America, N.A.	EUR	71,000	USD	75,191	(2,074)
02/17/2023	Barclays Bank PLC	EUR	207,000	USD	219,716	(5,550)
02/17/2023	Canadian Imperial Bank of Commerce	EUR	169,000	USD	175,792	(8,121)
02/17/2023	J.P. Morgan Chase Bank, N.A.	EUR	40,000	USD	43,416	(114)
02/17/2023	UBS AG	EUR	8,802,000	USD	9,017,896	(560,816)
Subtotal—Depreciation						(576,675)
Total Forward Foreign Currency Contracts						$(568,703)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00%	Quarterly	12/20/2027	4.321%	USD	1,625,000	$38,567	$44,741	$6,174

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

(a)	Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$326,343	$355,704,274	$0	$356,030,617
Equity Linked Notes	—	312,968,519	—	312,968,519
U.S. Treasury Securities	—	265,324,118	—	265,324,118
Preferred Stocks	94,985,799	—	—	94,985,799
Non-U.S. Dollar Denominated Bonds & Notes	—	9,871,773	—	9,871,773
Asset-Backed Securities	—	42,482	—	42,482
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1	—	1
Money Market Funds	201,959,012	41,957,328	—	243,916,340
Total Investments in Securities	297,271,154	985,868,495	0	1,283,139,649
Other Investments - Assets*
Futures Contracts	3,032,250	—	—	3,032,250
Forward Foreign Currency Contracts	—	7,972	—	7,972
Swap Agreements	—	6,174	—	6,174
	3,032,250	14,146	—	3,046,396
Other Investments - Liabilities*
Futures Contracts	(2,764,875)	—	—	(2,764,875)
Forward Foreign Currency Contracts	—	(576,675)	—	(576,675)
	(2,764,875)	(576,675)	—	(3,341,550)
Total Other Investments	267,375	(562,529)	—	(295,154)
Total Investments	$297,538,529	$985,305,966	$0	$1,282,844,495

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Multi-Asset Income Fund